Retirement Benefit Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure - Retirement Benefit Arrangements [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
At December 31, 2016 and 2015, the funded status of the Zurich Plan was as follows (in thousands of U.S. dollars):

	2016	2015
Funded status
Unfunded pension obligation at beginning of year	$50,405	$41,365
Change in pension obligation
Service cost	6,906	6,945
Interest cost	1,501	1,682
Plan participants’ contributions	2,704	2,504
Actuarial loss	8,467	7,550
Plan amendments	85	—
Benefits paid	1,756	(1,730)
Foreign currency adjustments	(5,965)	(465)
Change in pension obligation	15,454	16,486
Change in fair value of plan assets
Actual return on plan assets	2,011	1,594
Employer contributions	5,319	5,337
Plan participants’ contributions	2,704	2,504
Benefits paid	1,756	(1,730)
Foreign currency adjustments	(3,872)	(259)
Change in fair value of plan assets	7,918	7,446
Funded status
Unfunded pension obligation at end of year	$57,941	$50,405
Additional information:
Projected benefit obligation at end of year	$166,569	$151,115
Accumulated pension obligation at end of year	156,803	141,716
Fair value of plan assets at end of year	108,628	100,710

Assumptions used
The assumptions used to determine the Zurich Plan’s pension obligation and net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016		2015		2014
	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost
Discount rate	0.75%	1.00%	1.00%	1.25%	1.25%	2.25%
Expected return on plan assets	—	1.00%	—	1.25%	—	2.25%
Rate of compensation increase	2.00%	2.25%	2.25%	2.25%	2.25%	2.50%

Expected future benefit payments
At December 31, 2016, estimated employer contributions to be paid in 2017 related to the Zurich Plan were $5 million and future benefit payments were estimated to be paid as follows (in thousands of U.S. dollars):

Year	Amount
2017	$4,365
2018	4,279
2019	4,244
2020	4,403
2021	5,376
2022 to 2026	32,860